Significant Accounting Policies - Schedule of Consolidated Subsidiaries and/or Entities (Details)	12 Months Ended
Dec. 31, 2015
Spiral Toys LLC [Member]
Attributable interest	100.00%
Spiral Toys LLC [Member]
Name of consolidated subsidiary or entity	Spiral Toys LLC.
State or other jurisdiction of incorporation or organization	State of California
Date of incorporation or formation	Jul. 11, 2011
Date of acquisition	Jul. 01, 2014
Lexi-Luu Designs, Inc [Member]
Name of consolidated subsidiary or entity	Lexi-Luu Designs Inc.
State or other jurisdiction of incorporation or organization	The State of Nevada
Date of incorporation or formation	Sep. 03, 2010
Date of acquisition	Sep. 15, 2010
Attributable interest	80.00%
Spiral Toys LTD [Member]
Name of consolidated subsidiary or entity	Spiral Toys LTD
State or other jurisdiction of incorporation or organization	British Columbia
Date of incorporation or formation	Feb. 27, 2015
Attributable interest	100.00%
Spiral Toys Hong Kong Ltd [Member]
Name of consolidated subsidiary or entity	Spiral Toys Hong Kong Ltd
State or other jurisdiction of incorporation or organization	Hong Kong
Date of incorporation or formation	Mar. 31, 2015
Attributable interest	100.00%